Non-controlling Interests - Income Statement (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated subsidiaries information
Net sales	$ 101,757,181	$ 101,282,333	$ 94,274,235
Non-income	6,106,813	7,615,270	6,577,522
Total comprehensive income	3,815,538	6,594,387	$ 7,162,123
Empresas Cablevision
Consolidated subsidiaries information
Net sales	14,465,512	13,392,428
Non-income	1,085,880	1,062,045
Total comprehensive income	1,084,162	1,060,834
Sky
Consolidated subsidiaries information
Net sales	21,347,241	22,002,216
Non-income	1,880,607	2,287,313
Total comprehensive income	$ 1,850,735	$ 2,237,380